Equity Method Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Oct. 03, 2021	May 21, 2021	Feb. 17, 2021	Oct. 23, 2020	Oct. 02, 2020
Equity Method Investment Abstract
Cash	$ 410,000
Equity interest	123,710
Equity investment ownership percentage		29.00%	10.00%	3.30%	3.80%	1.30%
Purchased of ownership amount		50.41%
Loss of investment	16,413
Investment impairment	424,632
Equity method investment total	$ 0